Quarterly Holdings Report
for

Fidelity® Emerging Markets Index Fund

January 31, 2021

EMX-QTLY-0321
1.929351.109

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
		Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR (a)		48,935	$317,099
YPF SA Class D sponsored ADR (b)		99,119	361,784

TOTAL ARGENTINA			678,883

Bailiwick of Jersey - 0.1%
Polymetal International PLC		131,532	2,850,845
Bermuda - 0.7%
Alibaba Health Information Technology Ltd. (b)		2,256,000	7,070,686
Alibaba Pictures Group Ltd. (b)		6,760,000	854,455
Beijing Enterprises Water Group Ltd.		2,816,000	1,147,720
Brilliance China Automotive Holdings Ltd.		1,692,000	1,331,209
China Gas Holdings Ltd.		1,461,000	5,163,177
China Resource Gas Group Ltd.		520,000	2,602,264
China Youzan Ltd. (b)		7,708,000	3,330,449
Cosco Shipping Ports Ltd.		994,977	707,100
Credicorp Ltd.		3,514	528,857
Credicorp Ltd. (United States)		34,240	5,147,299
GOME Electrical Appliances Holdings Ltd. (a)(b)		5,422,802	874,279
Hopson Development Holdings Ltd.		370,000	946,803
Kunlun Energy Co. Ltd.		2,184,000	1,867,594
Luye Pharma Group Ltd. (c)		997,500	500,471
Nine Dragons Paper (Holdings) Ltd.		916,000	1,417,728
Shenzhen International Holdings Ltd.		616,174	1,015,665

TOTAL BERMUDA			34,505,756

Brazil - 3.2%
Ambev SA		2,638,300	7,286,017
Atacadao SA		224,900	782,633
B2W Companhia Global do Varejo (b)		124,687	1,875,979
B3 SA - Brasil Bolsa Balcao		1,150,914	12,578,985
Banco Bradesco SA		756,731	2,992,956
Banco do Brasil SA		480,400	2,972,977
Banco Santander SA (Brasil) unit		230,600	1,654,669
BB Seguridade Participacoes SA		391,400	1,978,675
BRF SA (b)		317,800	1,232,539
BTG Pactual Participations Ltd. unit		132,200	2,296,599
CCR SA		676,200	1,497,888
Centrais Eletricas Brasileiras SA (Electrobras)		172,865	906,440
Companhia Brasileira de Distribuicao Grupo Pao de Acucar		90,300	1,245,722
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		191,100	1,427,470
Companhia Siderurgica Nacional SA (CSN)		387,600	2,153,569
Cosan SA Industria e Comercio		88,300	1,211,353
CPFL Energia SA		128,300	729,505
Energisa SA unit		102,200	919,938
ENGIE Brasil Energia SA		112,950	886,854
Equatorial Energia SA		506,800	2,085,963
Hapvida Participacoes e Investimentos SA (c)		623,300	1,956,000
Hypermarcas SA		211,900	1,250,548
Itausa-Investimentos Itau SA		19,812	42,076
JBS SA		596,600	2,636,581
Klabin SA unit		399,700	2,052,778
Localiza Rent A Car SA		339,049	3,958,484
Lojas Americanas SA rights 2/4/21 (b)		4,427	3,722
Lojas Renner SA		444,459	3,368,738
Magazine Luiza SA		1,634,124	7,547,303
Multiplan Empreendimentos Imobiliarios SA		156,958	608,164
Natura & Co. Holding SA		499,390	4,477,844
Notre Dame Intermedica Participacoes SA		289,718	5,003,902
Petrobras Distribuidora SA		421,700	1,792,730
Petroleo Brasileiro SA - Petrobras (ON)		2,103,697	10,508,104
Raia Drogasil SA		602,000	2,741,865
Rumo SA (b)		724,700	2,688,783
Sul America SA unit		165,877	1,209,956
Suzano Papel e Celulose SA (b)		418,317	4,744,045
Telefonica Brasil SA		250,600	2,070,242
TIM SA		475,200	1,155,127
Totvs SA		274,600	1,425,346
Ultrapar Participacoes SA		405,200	1,612,979
Vale SA		2,067,384	33,232,157
Via Varejo SA (b)		712,000	1,911,628
Weg SA		468,932	7,181,309

TOTAL BRAZIL			153,897,142

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (b)		57,790	1,511,184
Tianhe Chemicals Group Ltd. (d)		376,000	28,370

TOTAL BRITISH VIRGIN ISLANDS			1,539,554

Cayman Islands - 25.7%
3SBio, Inc. (b)(c)		714,000	665,814
51job, Inc. sponsored ADR(b)		15,019	989,151
AAC Technology Holdings, Inc.		405,000	2,201,754
Abu Dhabi Islamic Bank		809,824	1,104,561
Agile Property Holdings Ltd.		658,000	821,519
Airtac International Group		69,000	2,463,318
AK Medical Holdings Ltd. (c)		218,000	393,079
Alibaba Group Holding Ltd. sponsored ADR (b)		1,058,413	268,656,972
Anta Sports Products Ltd.		604,000	9,994,931
Autohome, Inc. ADR Class A (a)		33,297	3,670,328
Baidu.com, Inc. sponsored ADR (b)		152,380	35,812,348
Baozun, Inc. sponsored ADR (a)(b)		32,201	1,319,919
BeiGene Ltd. ADR (b)		25,294	8,094,080
Bilibili, Inc. ADR (a)(b)		65,904	7,505,807
Bosideng International Holdings Ltd.		1,804,000	800,408
Chailease Holding Co. Ltd.		694,404	3,842,513
China Aoyuan Group Ltd.		681,000	601,664
China Conch Venture Holdings Ltd.		905,500	4,315,381
China East Education Holdings Ltd. (c)		306,500	692,597
China Education Group Holdings Ltd.		421,000	885,087
China Evergrande Group		1,022,000	1,969,326
China Feihe Ltd. (c)		650,000	1,944,991
China Hongqiao Group Ltd.		955,000	843,743
China Huishan Dairy Holdings Co. Ltd. (d)		888,000	24,052
China Liansu Group Holdings Ltd.		606,000	1,008,274
China Literature Ltd. (a)(b)(c)		170,200	1,624,454
China Medical System Holdings Ltd.		763,000	1,096,291
China Meidong Auto Holding Ltd.		312,000	1,050,295
China Mengniu Dairy Co. Ltd.		1,544,000	9,210,331
China Overseas Property Holdings Ltd.		735,000	455,035
China Resources Cement Holdings Ltd.		1,362,000	1,505,477
China Resources Land Ltd.		1,792,744	7,144,848
China State Construction International Holdings Ltd.		1,123,000	647,446
China Yuhua Education Corp. Ltd. (c)		654,000	573,592
CIFI Holdings Group Co. Ltd.		1,839,236	1,515,844
Country Garden Holdings Co. Ltd.		4,313,656	5,213,163
Country Garden Services Holdings Co. Ltd.		819,000	6,691,858
Dali Foods Group Co. Ltd. (c)		1,164,500	701,411
ENN Energy Holdings Ltd.		441,100	6,838,451
GDS Holdings Ltd. ADR (a)(b)		49,048	5,079,411
Geely Automobile Holdings Ltd.		3,291,000	12,033,644
Genscript Biotech Corp.		590,000	753,361
Greentown China Holdings Ltd.		487,000	640,686
Greentown Service Group Co. Ltd.		810,000	914,133
GSX Techedu, Inc. ADR (a)(b)		43,134	4,529,501
Haidilao International Holding Ltd. (c)		444,000	3,742,353
Haitian International Holdings Ltd.		356,000	1,287,950
Hansoh Pharmaceutical Group Co. Ltd. (b)(c)		662,000	3,620,262
Hengan International Group Co. Ltd.		367,000	2,634,192
Huazhu Group Ltd. ADR		88,422	4,288,467
Hutchison China Meditech Ltd. sponsored ADR (b)		39,778	1,269,316
HUYA, Inc. ADR (a)(b)		37,129	961,270
Innovent Biologics, Inc. (b)(c)		547,500	6,256,538
iQIYI, Inc. ADR (a)(b)		156,180	3,412,533
JD Health International, Inc. (c)		122,400	2,409,085
JD.com, Inc. sponsored ADR (b)		483,046	42,841,350
Jinxin Fertility Group Ltd. (c)		748,000	1,510,809
JOYY, Inc. ADR		32,437	2,985,501
Kaisa Group Holdings Ltd.		1,363,000	631,112
KE Holdings, Inc. ADR (b)		51,179	3,024,679
Kingboard Chemical Holdings Ltd.		370,000	1,515,171
Kingboard Laminates Holdings Ltd.		603,000	975,284
Kingdee International Software Group Co. Ltd.		1,356,000	5,474,195
Kingsoft Cloud Holdings Ltd. ADR		30,446	1,530,520
Kingsoft Corp. Ltd.		460,000	3,559,798
Koolearn Technology Holding Ltd. (a)(b)(c)		139,000	491,226
KWG Property Holding Ltd.		711,000	946,380
Lee & Man Paper Manufacturing Ltd.		726,000	639,549
Legend Biotech Corp. ADR (b)		85	2,148
Li Ning Co. Ltd.		1,180,000	7,389,030
Logan Property Holdings Co. Ltd.		773,000	1,158,515
Longfor Properties Co. Ltd. (c)		1,006,000	5,689,627
Lufax Holding Ltd. ADR (a)(b)		95,392	1,520,548
Meituan Class B (b)		2,011,900	92,326,962
Microport Scientific Corp.		403,000	2,819,818
Minth Group Ltd.		418,000	1,916,603
Momo, Inc. ADR		84,773	1,295,331
NetEase, Inc. ADR		231,710	26,644,333
New Oriental Education & Technology Group, Inc. sponsored ADR (b)		84,953	14,229,628
NIO, Inc. sponsored ADR (b)		716,465	40,838,505
Noah Holdings Ltd. sponsored ADR (b)		19,015	905,114
Pinduoduo, Inc. ADR (b)		212,547	35,221,163
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)		288,800	3,588,931
Seazen Group Ltd.		1,214,000	1,113,280
Shenzhou International Group Holdings Ltd.		462,200	9,067,245
Shimao Property Holdings Ltd.		692,000	2,012,653
Silergy Corp.		41,000	3,827,603
SINA Corp. (b)		31,085	1,299,975
Sino Biopharmaceutical Ltd.		5,803,000	5,411,368
Smoore International Holdings Ltd. (b)(c)		261,000	2,583,658
SSY Group Ltd.		846,000	446,283
Sunac China Holdings Ltd.		1,434,000	5,354,438
Sunny Optical Technology Group Co. Ltd.		398,500	10,495,431
TAL Education Group ADR (b)		212,102	16,306,402
Tencent Holdings Ltd.		3,212,900	286,280,021
Tencent Music Entertainment Group ADR (b)		206,238	5,485,931
Tingyi (Cayman Islands) Holding Corp.		1,102,000	2,194,548
Tongcheng-Elong Holdings Ltd. (b)		482,400	863,601
Topsports International Holdings Ltd. (c)		692,000	1,124,586
Trip.com Group Ltd. ADR (b)		265,169	8,440,329
Uni-President China Holdings Ltd.		728,000	881,684
Vinda International Holdings Ltd.		202,000	682,604
Vipshop Holdings Ltd. ADR (b)		248,740	6,820,451
Want Want China Holdings Ltd.		2,783,000	2,002,920
Weibo Corp. sponsored ADR (a)(b)		31,389	1,430,711
Wuxi Biologics (Cayman), Inc. (b)(c)		1,706,500	23,894,285
Xiaomi Corp. Class B (b)(c)		7,999,800	29,876,751
Xinyi Solar Holdings Ltd.		2,281,499	5,002,481
XPeng, Inc. ADR (a)(b)		93,579	4,508,636
Yadea Group Holdings Ltd. (c)		586,000	1,526,740
Yihai International Holding Ltd.		263,000	4,331,745
Zai Lab Ltd. ADR (b)		38,216	6,117,235
Zhen Ding Technology Holding Ltd.		327,000	1,330,834
Zhenro Properties Group Ltd.		853,000	498,383
Zhongsheng Group Holdings Ltd. Class H		317,000	1,862,361
ZTO Express, Inc. sponsored ADR		226,264	7,484,813

TOTAL CAYMAN ISLANDS			1,220,954,631

Chile - 0.4%
Banco de Chile		25,370,343	2,586,027
Banco de Credito e Inversiones		29,048	1,217,564
Banco Santander Chile		36,841,840	1,865,130
Cencosud SA		799,559	1,387,566
Cencosud Shopping SA		283,039	409,222
Colbun SA (b)		4,337,372	747,874
Compania Cervecerias Unidas SA		82,422	675,250
CorpBanca SA		3	0
Empresas CMPC SA		625,664	1,673,126
Empresas COPEC SA		218,188	2,292,309
Enel Americas SA		19,109,478	2,873,924
Enel Chile SA		15,430,043	1,117,130
Falabella SA		420,153	1,438,324
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		2,792	142,224

TOTAL CHILE			18,425,670

China - 10.6%
A-Living Services Co. Ltd. (H Shares) (c)		260,250	1,136,228
Accelink Technologies Co. Ltd. (A Shares)		25,300	101,865
Addsino Co. Ltd. (A Shares)		56,100	216,798
AECC Aero-Engine Control Co. Ltd. (A Shares)		38,300	125,010
Agricultural Bank of China Ltd.:
(A Shares)		2,628,100	1,287,934
(H Shares)		15,348,000	5,542,759
Aier Eye Hospital Group Co. Ltd. (A Shares)		138,201	1,692,749
Air China Ltd.:
(A Shares)		179,000	200,506
(H Shares)		1,074,000	746,637
Aluminum Corp. of China Ltd.:
(A shares) (b)		602,300	299,850
(H Shares) (b)		1,974,000	598,764
Angel Yeast Co. Ltd. (A Shares)		27,600	225,987
Anhui Conch Cement Co. Ltd.:
(A Shares)		92,700	727,438
(H Shares)		741,000	4,391,571
Anhui Gujing Distillery Co. Ltd.:
(A Shares)		11,900	451,729
(B Shares)		75,000	1,126,947
Anhui Kouzi Distillery Co. Ltd. (A Shares)		19,800	196,930
Apeloa Pharmaceutical Co. Ltd. A Shares		35,100	122,920
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		8,100	369,832
Autobio Diagnostics Co. Ltd.		9,600	197,593
AVIC Aircraft Co. Ltd. (A Shares)		92,800	449,292
AVIC Aviation Engine Corp. PLC (A Shares)		75,500	699,941
AVIC Capital Co. Ltd. (A Shares)		294,100	188,052
AVIC Electromechanical Systems Co. Ltd. (A Shares)		130,100	230,538
AVIC Jonhon OptronicTechnology Co. Ltd.		36,600	395,737
AVIC Shenyang Aircraft Co. Ltd. (A Shares)		39,200	468,735
AviChina Industry & Technology Co. Ltd. (H Shares)		1,390,000	1,041,615
Avicopter PLC (A Shares)		19,800	172,533
Bank Communications Co. Ltd.:
(A Shares)		933,900	648,002
(H Shares)		5,345,000	2,895,431
Bank of Beijing Co. Ltd. (A Shares)		714,580	525,839
Bank of Chengdu Co. Ltd. (A Shares)		120,800	195,828
Bank of China Ltd.:
(A Shares)		830,300	409,482
(H Shares)		44,877,000	15,190,151
Bank of Hangzhou Co. Ltd. (A Shares)		199,020	455,151
Bank of Jiangsu Co. Ltd. (A Shares)		504,800	433,510
Bank of Nanjing Co. Ltd. (A Shares)		336,600	418,934
Bank of Ningbo Co. Ltd. (A Shares)		201,700	1,207,486
Bank of Shanghai Co. Ltd. (A Shares)		480,677	605,730
Baoshan Iron & Steel Co. Ltd. (A Shares)		621,400	634,185
BBMG Corp.:
(A Shares)		192,500	81,459
(H Shares)		285,000	55,506
Beijing BDStar Navigation Co. Ltd. (A Shares) (b)		16,200	114,120
Beijing Capital International Airport Co. Ltd. (H Shares)		1,052,000	811,397
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		151,900	219,068
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		21,740	92,808
Beijing Enlight Media Co. Ltd. (A Shares)		98,400	200,543
Beijing Kunlun Tech Co. Ltd. (A Shares)		40,000	149,228
Beijing New Building Materials PLC (A Shares)		56,400	448,813
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		78,400	591,560
Beijing Originwater Technology Co. Ltd. (A Shares)		111,100	124,966
Beijing Shiji Information Technology Co. Ltd. (A Shares)		29,800	155,079
Beijing Shunxin Agriculture Co. Ltd.		24,600	252,975
Beijing Sinnet Technology Co. Ltd. (A Shares)		53,100	135,481
Beijing Thunisoft Corp. Ltd. (A Shares)		26,600	81,111
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		42,000	251,565
Beijing Yanjing Brewery Co. Ltd. (A Shares)		91,100	92,974
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		390,400	327,371
Betta Pharmaceuticals Co. Ltd. (A Shares)		13,500	270,956
BGI Genomics Co. Ltd.		13,400	289,775
BOE Technology Group Co. Ltd. (A Shares)		1,135,800	1,092,022
By-Health Co. Ltd. (A Shares)		52,100	180,104
BYD Co. Ltd.:
(A Shares)		49,700	1,909,828
(H Shares) (a)		369,000	11,145,141
C&S Paper Co. Ltd. (A Shares)		46,200	168,621
Caitong Securities Co. Ltd.		119,000	202,908
Cansino Biologics, Inc. (H Shares) (b)(c)		40,800	1,328,207
CGN Power Co. Ltd. (H Shares) (c)		5,336,000	1,149,340
Chacha Food Co. Ltd. (A Shares)		18,200	176,429
Changchun High & New Technology Industry Group, Inc. (A Shares)		13,600	961,897
Changjiang Securities Co. Ltd. (A Shares)		186,500	224,285
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		9,000	299,848
Chaozhou Three-Circle Group Co. (A Shares)		57,900	351,935
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		24,500	154,980
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)		54,300	138,374
China Aerospace Times Electronics Co. Ltd. (A Shares)		91,300	94,599
China Avionics Systems Co. Ltd. (A Shares)		49,700	141,652
China Bohai Bank Co. Ltd. (H Shares) (c)		1,385,500	748,750
China Cinda Asset Management Co. Ltd. (H Shares)		4,998,000	947,610
China CITIC Bank Corp. Ltd.:
(A Shares)		212,900	173,228
(H Shares)		4,642,000	2,059,585
China Communications Services Corp. Ltd. (H Shares)		1,326,000	593,457
China Construction Bank Corp.:
(A Shares)		528,100	555,397
(H Shares)		53,478,000	40,505,241
China Eastern Airlines Corp. Ltd. (A Shares)		308,200	220,083
China Everbright Bank Co. Ltd.:
(A Shares)		1,606,800	1,012,413
(H Shares)		1,374,000	565,319
China Film Co. Ltd. (A Shares)		50,200	96,765
China Fortune Land Development Co. Ltd. (A Shares)		129,490	190,375
China Galaxy Securities Co. Ltd.:
(A Shares)		136,500	227,863
(H Shares)		1,986,000	1,191,101
China Gezhouba Group Co. Ltd. (A Shares)		144,300	145,697
China Great Wall Securities Co. Ltd. (A Shares)		67,500	123,286
China Greatwall Technology Group Co. Ltd. (A Shares)		97,700	263,259
China Huarong Asset Management Co. Ltd. (c)		5,616,000	651,907
China International Capital Corp. Ltd. (H Shares) (b)(c)		744,800	1,950,078
China International Travel Service Corp. Ltd. (A Shares)		65,400	2,991,342
China Jushi Co. Ltd. (A Shares)		116,400	407,995
China Life Insurance Co. Ltd.		48,400	272,204
China Life Insurance Co. Ltd. (H Shares)		4,299,000	9,130,076
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,773,000	2,597,785
China Merchants Bank Co. Ltd.:
(A Shares)		667,700	5,308,151
(H Shares)		2,205,346	16,938,491
China Merchants Energy Shipping Co. Ltd. (A Shares)		226,900	171,205
China Merchants Property Operation & Service Co. Ltd. (A Shares)		35,400	106,678
China Merchants Securities Co. Ltd. (A Shares)		248,600	999,389
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		222,100	408,420
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,399,200	1,112,351
(H Shares)		3,002,040	1,719,157
China Molybdenum Co. Ltd.:
(A Shares)		673,400	634,873
(H Shares)		1,773,000	1,120,524
China National Accord Medicines Corp. Ltd. (A Shares)		12,300	73,481
China National Building Materials Co. Ltd. (H Shares)		2,158,000	2,585,731
China National Chemical Engineering Co. Ltd. (A Shares)		155,100	133,438
China National Medicines Corp. Ltd. (A Shares)		25,100	154,675
China National Nuclear Power Co. Ltd. (A Shares)		481,900	386,105
China National Software & Service Co. Ltd. (A Shares)		16,500	160,566
China Northern Rare Earth Group High-Tech Co. Ltd. (b)		109,400	302,955
China Oilfield Services Ltd. (H Shares)		966,000	1,070,253
China Pacific Insurance (Group) Co. Ltd.		177,800	959,571
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,593,200	6,596,165
China Petroleum & Chemical Corp.:
(A Shares)		990,500	608,685
(H Shares)		13,425,000	6,357,840
China Railway Group Ltd.:
(A Shares)		688,700	566,796
(H Shares)		2,089,000	951,107
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		34,400	132,778
China Shenhua Energy Co. Ltd.:
(A Shares)		115,200	311,848
(H Shares)		1,997,000	3,703,848
China Shipbuilding Industry Co. (A Shares) (b)		758,800	481,647
China South Publishing & Media Group Co. Ltd. (A Shares)		54,600	79,848
China Southern Airlines Ltd.:
(A Shares) (b)		236,600	214,597
(H Shares) (b)		1,048,000	585,282
China State Construction Engineering Corp. Ltd. (A Shares)		1,389,980	1,040,147
China Tower Corp. Ltd. (H Shares) (c)		24,806,000	3,583,364
China TransInfo Technology Co. Ltd. (A Shares)		57,500	159,231
China Vanke Co. Ltd.:
(A Shares)		377,200	1,630,802
(H Shares)		891,400	3,201,946
China Yangtze Power Co. Ltd. (A Shares)		737,300	2,257,410
China Zheshang Bank Co. Ltd.		378,900	232,253
Chongqing Brewery Co. Ltd. (A Shares)		16,000	334,450
Chongqing Changan Automobile Co. Ltd. (A Shares) (b)		148,400	398,027
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		27,800	194,063
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)		43,500	28,085
(H Shares)		1,568,000	675,474
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		53,600	1,317,370
CITIC Securities Co. Ltd.:
(A Shares)		253,700	1,118,960
(H Shares)		1,403,500	3,088,216
Contemporary Amperex Technology Co. Ltd.		78,100	4,302,593
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)		53,900	53,332
(H Shares)		272,000	109,105
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)		234,400	452,554
(H Shares) (b)		1,576,500	1,596,173
CSC Financial Co. Ltd. (A Shares)		92,900	578,985
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)		28,860	159,616
Daqin Railway Co. Ltd. (A Shares)		500,300	495,805
DaShenLin Pharmaceutical Group Co. Ltd.		22,200	342,269
DHC Software Co. Ltd. (A Shares)		104,400	120,679
Dong E-E-Jiao Co. Ltd. (A Shares)		21,400	109,035
Dongfang Electric Corp. Ltd. (A Shares)		99,900	193,964
Dongfeng Motor Group Co. Ltd. (H Shares)		1,516,000	1,499,722
Dongxing Securities Co. Ltd. (A Shares)		90,100	156,714
East Group Co. Ltd. (A Shares)		76,100	79,205
East Money Information Co. Ltd. (A Shares)		288,660	1,580,776
Eve Energy Co. Ltd. (A shares)		61,455	1,018,235
Everbright Securities Co. Ltd. (A Shares)		129,700	331,930
Fangda Carbon New Material Co. Ltd. (A Shares)		118,581	139,654
FAW Jiefang Group Co. Ltd. (A Shares) (b)		100,700	170,451
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		39,200	122,337
Financial Street Holdings Co. Ltd. (A Shares)		92,500	86,920
First Capital Securities Co. Ltd. (A Shares)		137,100	172,128
Focus Media Information Technology Co. Ltd. (A Shares)		491,720	830,785
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		90,540	2,777,015
Founder Securities Co. Ltd. (A Shares) (b)		274,900	415,274
Foxconn Industrial Internet Co. Ltd. (A Shares)		201,696	448,405
Fu Jian Anjoy Foods Co. Ltd. (A Shares)		7,800	299,489
Fujian Sunner Development Co. Ltd. A Shares		41,200	183,638
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		141,500	1,298,822
(H Shares) (c)		190,400	1,326,102
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		2,400	128,073
GCL System Integration Technology Co. Ltd. (b)		169,000	106,221
GEM Co. Ltd. (A Shares)		164,000	203,860
Gemdale Corp. (A Shares)		149,400	251,721
GF Securities Co. Ltd.:
(A Shares)		190,500	470,341
(H Shares)		727,000	1,063,319
Giant Network Group Co. Ltd. (A Shares)		56,300	151,354
Gigadevice Semiconductor Beijing, Inc. (A Shares)		15,760	446,240
GoerTek, Inc. (A Shares)		108,500	560,414
Great Wall Motor Co. Ltd.:
(A Shares)		59,300	386,738
(H Shares)		1,759,500	5,514,571
Greenland Holdings Corp. Ltd. (A Shares)		270,333	226,688
GRG Banking Equipment Co. Ltd. (A Shares)		86,400	121,244
Guangdong Haid Group Co. Ltd. (A Shares)		53,100	543,660
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (b)		94,700	68,508
Guangdong Hongda Blasting Co. Ltd. (A Shares)		25,800	123,907
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		10,700	286,954
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares)		195,300	313,258
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.		21,800	167,542
Guanghui Energy Co. Ltd. (A Shares) (b)		227,600	86,398
Guangzhou Automobile Group Co. Ltd.		84,200	137,544
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,496,000	1,364,166
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		76,400	163,907
Guangzhou Baiyunshan Pharma Health (A Shares)		47,400	204,710
Guangzhou Haige Communications Group (A Shares)		76,100	109,987
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		15,400	374,880
Guangzhou R&F Properties Co. Ltd. (H Shares)		944,000	1,165,199
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		22,200	471,095
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		18,100	268,554
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)		12,391	167,713
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)		59,900	134,752
Guolian Securities Co. Ltd. (b)		53,600	136,090
Guosen Securities Co. Ltd. (A Shares)		140,000	277,920
Guotai Junan Securities Co. Ltd. (A Shares)		251,700	641,414
Guoxuan High Tech Co. Ltd. (A Shares) (b)		42,100	239,654
Guoyuan Securities Co. Ltd. (A Shares)		146,610	184,068
Haier Smart Home Co. Ltd. (b)		1,134,600	4,697,470
Haier Smart Home Co. Ltd. (A Shares)		210,500	1,043,044
Haitong Securities Co. Ltd.:
(A Shares)		210,600	401,689
(H Shares)		1,757,200	1,566,085
Hanergy Mobile Energy Holding (b)(d)		1,618,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)		21,200	328,534
Hangzhou Robam Appliances Co. Ltd. (A Shares)		31,800	190,520
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		43,600	152,213
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)		22,300	580,732
(H Shares) (b)(c)		58,900	1,296,017
Hebei Construction Group Corp. (H Shares)		255,000	106,562
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		22,200	155,074
Heilongjiang Agriculture Co. Ltd. (A Shares)		63,200	160,956
Henan Billions Chemicals Co. Ltd. (A Shares)		56,400	348,785
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		96,823	707,824
Hengli Petrochemical Co. Ltd. (A Shares)		196,440	1,179,664
Hengtong Optic-electric Co. Ltd. (A Shares)		79,980	153,172
Hengyi Petrochemical Co. Ltd. (A Shares)		121,520	245,583
Hesteel Co. Ltd. (A Shares) (b)		349,700	112,074
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		17,900	330,806
Hongfa Technology Co. Ltd. (A Shares)		25,200	217,117
Huaan Securities Co. Ltd. (A Shares)		123,500	129,307
Huadian Power International Corp. Ltd. (A Shares)		213,900	107,154
Huadong Medicine Co. Ltd. (A Shares)		58,080	238,275
Hualan Biological Engineer, Inc. (A Shares)		61,060	436,879
Huaneng Power International, Inc.:
(A Shares)		217,400	141,038
(H Shares)		2,018,000	715,764
Huatai Securities Co. Ltd.:
(A Shares)		180,800	489,147
(H Shares) (c)		943,000	1,503,302
HUAXI Securities Co. Ltd.		96,900	152,562
Huaxia Bank Co. Ltd. (A Shares)		433,300	411,206
Huaxin Cement Co. Ltd. (A Shares)		47,200	143,999
Huayu Automotive Systems Co. Ltd. (A Shares)		104,400	485,476
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		163,600	101,045
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		29,000	83,692
Hunan Valin Steel Co. Ltd. (A Shares)		201,600	158,075
Hundsun Technologies, Inc. (A Shares)		34,957	528,237
iFlytek Co. Ltd. (A Shares)		73,700	536,031
Industrial & Commercial Bank of China Ltd.:
(A Shares)		1,744,200	1,381,195
(H Shares)		34,041,000	21,713,747
Industrial Bank Co. Ltd. (A Shares)		697,400	2,506,311
Industrial Securities Co. Ltd. (A Shares)		221,500	284,295
Ingenic Semiconductor Co. Ltd. (A Shares) (b)		12,900	136,671
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		204,100	1,403,480
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)		1,534,300	274,504
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		56,400	93,623
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		279,300	255,065
Inspur Electronic Information Industry Co. Ltd. (A Shares)		47,796	192,961
Intco Medical Technology Co. Ltd. (A Shares)		11,700	426,262
JA Solar Technology Co. Ltd. (A Shares) (b)		34,800	193,335
Jafron Biomedical Co. Ltd. (A Shares)		25,990	318,418
Jason Furniture Hangzhou Co. Ltd. (A Shares)		20,600	235,845
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		100,600	108,617
Jiangsu Expressway Co. Ltd. (H Shares)		686,000	796,311
Jiangsu Hengli Hydraulic Co. Ltd.		43,576	794,337
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		178,196	2,876,530
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		41,700	361,808
Jiangsu Shagang Co. Ltd. (A Shares)		72,200	109,405
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		50,400	1,599,643
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		10,400	232,504
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		37,900	163,799
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		124,900	150,399
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		107,100	174,952
Jiangxi Copper Co. Ltd.:
(A Shares)		89,200	261,449
(H Shares)		625,000	1,031,825
Jiangxi Ganfeng Lithium Co. Ltd.		36,600	682,149
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		82,800	223,368
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		34,300	82,231
Jinke Properties Group Co. Ltd. (A Shares)		177,500	191,922
Jinyu Bio-Technology Co. Ltd. (A Shares)		37,800	133,905
JiuGui Liquor Co. Ltd. (A Shares)		10,800	297,700
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		66,300	126,561
Jointown Pharmaceutical Group (A Shares) (b)		66,300	195,050
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		26,200	273,953
Joyoung Co. Ltd. (A Shares)		28,100	123,237
Juewei Food Co. Ltd.		20,400	286,144
Kingfa Sci & Tech Co. Ltd. (A Shares)		84,900	370,494
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)		71,700	255,221
Kweichow Moutai Co. Ltd. (A Shares)		42,100	13,860,399
Lakala Payment Co. Ltd. (A Shares)		26,400	117,876
Laobaixing Pharmacy Chain JSC (A Shares)		13,920	156,357
Legend Holdings Corp. rights (b)(d)		12,238	2,052
Lens Technology Co. Ltd. (A Shares)		146,700	762,285
Leo Group Co. Ltd. (A Shares)		220,700	108,157
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		59,500	249,006
Leyard Optoelectronic Co. Ltd. (A Shares)		82,000	80,498
Liaoning Chengda Co. Ltd. (A Shares)		50,500	176,537
Livzon Pharmaceutical Group, Inc. (A Shares)		22,200	122,713
LONGi Green Energy Technology Co. Ltd.		126,300	2,113,269
Luenmei Quantum Co. Ltd. (A Shares)		51,086	77,093
Luxshare Precision Industry Co. Ltd. (A Shares)		234,028	1,933,318
Luzhou Laojiao Co. Ltd. (A Shares)		49,000	1,964,498
Maccura Biotechnology Co. Ltd. (A Shares)		18,400	129,818
Mango Excellent Media Co. Ltd. (A Shares)		59,707	752,404
Maxscend Microelectronics Co. Ltd. (A Shares)		5,000	491,618
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)		131,460	290,213
Metallurgical Corp. China Ltd. (A Shares)		575,200	252,353
Muyuan Foodstuff Co. Ltd. (A Shares)		125,700	1,738,513
Nanji E-Commerce Co. Ltd. (A Shares)		81,100	123,270
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		26,000	129,439
Nanjing Securities Co. Ltd. (A Shares)		124,300	204,983
Nanyang Topsec Technologies Group, Inc. (b)		37,800	122,143
NARI Technology Co. Ltd. (A Shares)		154,000	704,863
NAURA Technology Group Co. Ltd.		16,600	517,543
NavInfo Co. Ltd. (A Shares)		70,400	164,288
New China Life Insurance Co. Ltd.		57,000	428,581
New China Life Insurance Co. Ltd. (H Shares)		492,200	1,837,834
Ningbo Joyson Electronic Corp. (A shares)		46,000	190,791
Ningbo Tuopu Group Co. Ltd. (A Shares)		35,900	243,513
Northeast Securities Co. Ltd. (A Shares)		91,600	126,261
O-film Tech Co. Ltd. (A Shares)		88,600	141,699
Oceanwide Holdings Co., Ltd. (A Shares)		134,700	61,401
Offcn Education Technology Co. A Shares		54,681	337,303
Offshore Oil Enginering Co. Ltd. (A Shares)		156,000	102,661
Oppein Home Group, Inc. (A Shares)		13,460	313,269
Orient Securities Co. Ltd. (A Shares)		198,300	313,442
Ovctek China, Inc. (A Shares)		18,600	318,712
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)		281,000	85,248
People's Insurance Co. of China Group Ltd.:
(A Shares)		195,400	183,309
(H Shares)		4,659,000	1,436,173
Perfect World Co. Ltd. (A Shares)		64,900	275,442
PetroChina Co. Ltd.:
(A Shares)		592,300	376,883
(H Shares)		12,094,000	3,665,676
Pharmaron Beijing Co. Ltd. (H Shares) (c)		71,100	1,368,216
PICC Property & Casualty Co. Ltd. (H Shares)		3,863,840	2,820,667
Ping An Bank Co. Ltd. (A Shares)		651,700	2,341,061
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		327,894	4,034,049
(H Shares)		3,365,000	39,632,252
Poly Developments & Holdings (A Shares)		400,200	859,828
Poly Property Development Co. Ltd. (H Shares)		64,400	485,082
Postal Savings Bank of China Co. Ltd.		170,800	145,616
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		5,814,000	4,154,330
Power Construction Corp. of China Ltd. (A Shares)		487,700	286,804
Proya Cosmetics Co. Ltd. (A Shares)		6,800	196,772
Qianhe Condiment and Food Co. Ltd. (A Shares)		21,800	156,147
Qihoo 360 Technology Co. Ltd. (A Shares)		160,500	406,260
Qingdao Rural Commercial Bank Corp. (A Shares)		182,800	128,830
Risesun Real Estate Development Co. Ltd. (A Shares)		140,600	137,368
Rongsheng Petrochemical Co. Ltd. (A Shares)		188,100	1,000,820
SAIC Motor Corp. Ltd. (A Shares)		260,800	890,195
Sanan Optoelectronics Co. Ltd. (A Shares)		150,100	690,515
Sangfor Technologies, Inc.		13,800	638,286
Sanquan Food Co. Ltd. (A Shares)		26,200	117,391
Sany Heavy Industry Co. Ltd. (A Shares)		283,500	1,784,514
SDIC Capital Co. Ltd.		117,000	233,536
SDIC Power Holdings Co. Ltd. (A Shares)		222,600	300,944
Sealand Securities Co. Ltd. (A Shares)		193,200	155,396
Seazen Holdings Co. Ltd. (A Shares)		75,900	498,895
SF Holding Co. Ltd. (A Shares)		127,300	1,960,472
SG Micro Corp. (A Shares)		5,200	245,529
Shaanxi Coal Industry Co. Ltd. (A Shares)		279,400	441,198
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		37,243	128,629
Shandong Gold Mining Co. Ltd. (A Shares)		347,684	1,201,363
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		53,700	325,989
Shandong Linglong Tyre Co. Ltd. (A Shares)		42,000	280,708
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		395,000	204,636
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)		19,600	115,019
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		33,300	248,672
Shandong Sun Paper Industry JSC Ltd. (A Shares)		85,200	209,695
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		1,388,000	2,595,815
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		17,200	319,235
Shanghai Baosight Software Co. Ltd. (A Shares)		28,600	296,245
Shanghai Construction Group Co. Ltd. (A Shares)		270,000	121,816
Shanghai Electric Group Co. Ltd. (A Shares) (b)		263,900	220,473
Shanghai Electric Power Co. Ltd. (A Shares)		84,500	89,262
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		60,800	430,100
(H Shares)		305,500	1,379,099
Shanghai International Airport Co. Ltd. (A Shares)		32,100	394,524
Shanghai International Port Group Co. Ltd. (A Shares)		309,000	212,001
Shanghai Jahwa United Co. Ltd. (A Shares)		22,100	136,222
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		25,800	208,359
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		45,100	133,242
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		672,160	537,728
Shanghai M&G Stationery, Inc. (A Shares)		30,800	450,853
Shanghai Oriental Pearl Media Co. Ltd.		112,690	152,877
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		99,400	279,283
(H Shares)		378,700	655,487
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		989,000	1,532,486
Shanghai Putailai New Energy Technology Co. Ltd.		16,080	248,414
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		188,500	212,027
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		108,100	175,913
Shanghai Zhangjiang High Ltd. (A Shares)		50,600	135,873
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		95,300	80,952
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)		136,600	150,886
Shanxi Securities Co. Ltd. (A Shares)		118,230	143,471
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		187,500	103,847
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		29,200	1,700,916
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		131,560	98,653
Shenergy Co. Ltd. (A Shares)		158,400	125,926
Shengyi Technology Co. Ltd.		75,700	300,433
Shennan Circuits Co. Ltd. (A Shares)		16,340	272,869
Shenwan Hongyuan Group Co. Ltd. (A Shares)		757,500	551,530
Shenzhen Airport Co. Ltd. (A Shares)		66,800	81,373
Shenzhen Capchem Technology Co. Ltd. (A Shares)		13,400	172,823
Shenzhen Energy Group Co. Ltd. (A Shares)		141,360	137,451
Shenzhen Goodix Technology Co. Ltd. (A Shares)		15,300	332,029
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		34,400	99,490
Shenzhen Inovance Technology Co. Ltd. (A Shares)		57,200	846,732
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		53,200	171,160
Shenzhen Kangtai Biological Products Co. Ltd.		22,800	524,619
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		34,000	2,371,788
Shenzhen MTC Co. Ltd. (A Shares) (b)		148,200	153,785
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		258,700	264,828
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		35,100	190,906
Shenzhen SC New Energy Technology Corp. (A Shares)		10,600	219,891
Shenzhen Sunway Communication Co. Ltd. (A Shares)		32,000	159,907
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		43,200	164,392
Siasun Robot & Automation Co. Ltd. (A Shares) (b)		50,100	92,675
Sichuan Chuantou Energy Co. Ltd. (A Shares)		143,200	243,949
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		47,300	140,184
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		144,000	473,821
Sichuan Swellfun Co. Ltd. (A Shares)		16,200	226,577
Sinolink Securities Co. Ltd. (A Shares)		99,800	220,941
Sinoma Science & Technology Co. Ltd. (A Shares)		55,400	217,713
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)		229,100	122,253
Sinopharm Group Co. Ltd. (H Shares)		752,000	1,837,021
Sinotrans Ltd.		70,600	42,177
Sinotrans Ltd. (H Shares)		184,000	61,940
SKSHU Paint Co. Ltd. (A Shares)		8,600	198,230
Songcheng Performance Development Co. Ltd. (A Shares)		84,480	215,940
Soochow Securities Co. Ltd. (A Shares)		132,450	180,302
Southwest Securities Co. Ltd. (A Shares)		235,400	180,915
Spring Airlines Co. Ltd. (A Shares)		30,087	276,120
STO Express Co. Ltd.		49,900	70,568
Sungrow Power Supply Co. Ltd. (A Shares)		48,700	794,020
Suning.com Co. Ltd. (A Shares)		308,600	317,350
Sunshine City Group Co. Ltd. (A Shares)		136,400	128,596
Sunwoda Electronic Co. Ltd. (A Shares)		51,400	216,547
Suofeiya Home Collection Co. Ltd. (A Shares)		20,400	100,639
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		55,800	189,422
Suzhou Gold Mantis Consolidated Co. Ltd.		85,200	105,510
Tangshan Jidong Cement Co. Ltd. A Shares		51,200	108,091
TBEA Co. Ltd. (A Shares)		129,000	255,883
TCL Corp. (A Shares)		452,100	604,183
The Pacific Securities Co. Ltd. (A Shares) (b)		222,600	113,244
Thunder Software Technology Co. Ltd. (A Shares)		14,100	322,922
Tianfeng Securities Co. Ltd. (A Shares)		228,500	188,410
Tianjin 712 Communication & Broadcasting Co. Ltd.		26,100	168,187
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)		96,600	61,166
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		101,000	428,340
Tianma Microelectronics Co. Ltd. (A Shares)		82,300	205,374
Tianshui Huatian Technology Co. Ltd. (A Shares)		91,700	202,438
Toly Bread Co. Ltd.		18,700	162,308
TongFu Microelectronics Co. Ltd. (A Shares) (b)		44,100	188,331
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		66,300	115,318
Tongkun Group Co. Ltd. (A Shares)		60,600	218,727
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		342,400	121,986
Tongwei Co. Ltd. (A Shares)		143,400	1,026,238
Tongyu Heavy Industry Co. Ltd. (A Shares)		37,000	131,186
Topchoice Medical Corp. (b)		10,700	505,973
Transfar Zhilian Co. Ltd.		96,600	90,472
TravelSky Technology Ltd. (H Shares)		522,000	1,166,097
Tsingtao Brewery Co. Ltd.:
(A Shares)		59,300	819,143
(H Shares)		208,000	2,008,035
Unigroup Guoxin Microelectronics Co. Ltd.		20,200	379,818
Unisplendour Corp. Ltd. (A Shares)		95,303	305,136
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		48,100	124,071
Venustech Group, Inc. (A Shares)		16,400	84,478
Visionox Technology, Inc. (A Shares) (b)		44,200	65,395
Walvax Biotechnology Co. Ltd. (A Shares)		51,400	316,664
Wangsu Science & Technology Co. Ltd. (A Shares)		78,600	73,492
Wanhua Chemical Group Co. Ltd. (A Shares)		105,100	1,828,039
Weichai Power Co. Ltd.:
(A Shares)		251,800	828,136
(H Shares)		1,030,200	3,042,799
Weifu High-Technology Group Co. Ltd. (A Shares)		33,600	119,654
Weihai Guangwei Composites Co. Ltd. (A Shares)		18,400	253,969
Wens Foodstuffs Group Co. Ltd. (A Shares)		214,780	566,710
Western Securities Co. Ltd. (A Shares)		125,300	192,987
Will Semiconductor Ltd.		29,000	1,306,449
Wingtech Technology Co. Ltd. (A Shares)		41,700	683,652
Winning Health Technology Group Co. Ltd. (A Shares)		71,080	168,418
Wuchan Zhongda Group Co. Ltd.		163,600	108,681
Wuhan Guide Infrared Co. Ltd. (A Shares)		52,340	347,128
Wuhan Humanwell Hi-Tech Industry Co. Ltd.		44,200	187,452
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		70,700	355,494
Wuhu Token Science Co. Ltd. (A Shares)		85,300	100,060
Wuliangye Yibin Co. Ltd. (A Shares)		130,000	5,888,250
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		56,300	150,303
WuXi AppTec Co. Ltd.		62,620	1,620,507
WuXi AppTec Co. Ltd. (H Shares) (c)		162,552	3,878,647
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		29,400	409,366
Wuxi Taiji Industry Co. Ltd. (A Shares)		82,800	104,857
XCMG Construction Machinery Co. Ltd. (A Shares)		254,600	212,307
Xiamen C&D, Inc. (A Shares)		86,700	104,265
Xiamen Intretech, Inc.		16,300	175,179
Xiamen Tungsten Co. Ltd. (A Shares)		45,200	124,467
Xinhu Zhongbao Co. Ltd. (A Shares)		267,500	125,682
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		160,200	361,137
(H Shares) (a)		372,410	777,170
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		20,200	238,965
Yantai Jereh Oilfield Services (A Shares)		32,400	216,697
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		115,300	155,880
(H Shares)		790,000	611,357
Yealink Network Technology Corp. Ltd.		25,350	316,454
Yifan Pharmaceutical Co. Ltd. (A Shares)		40,400	114,643
Yifeng Pharmacy Chain Co. Ltd.		17,960	283,605
Yintai Gold Co. Ltd. (A Shares)		89,280	110,979
Yonghui Superstores Co. Ltd. (A Shares)		328,100	348,122
Yonyou Network Technology Co. Ltd. (A Shares)		109,338	732,974
Youngor Group Co. Ltd. (A Shares)		152,789	168,769
YTO Express Group Co. Ltd. (A Shares)		105,200	186,742
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)		47,100	131,750
Yunda Holding Co. Ltd. (A Shares)		96,690	254,671
Yunnan Baiyao Group Co. Ltd. (A Shares)		42,800	885,398
Yunnan Energy New Material Co. Ltd.		29,200	599,514
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		20,200	938,230
Zhaojin Mining Industry Co. Ltd. (H Shares)		582,500	631,841
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		249,497	241,045
Zhejiang Chint Electric Co. Ltd. (A Shares)		70,800	407,435
Zhejiang Dahua Technology Co. Ltd. (A Shares)		100,200	380,052
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		15,760	284,907
Zhejiang Expressway Co. Ltd. (H Shares)		802,000	648,572
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		47,820	182,345
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (b)		38,216	588,721
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		43,400	271,024
Zhejiang Juhua Co. Ltd. (A Shares)		85,900	117,870
Zhejiang Longsheng Group Co. Ltd. (A Shares)		110,000	234,452
Zhejiang NHU Co. Ltd. (A Shares)		71,900	415,555
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		119,090	425,576
Zhejiang Semir Garment Co. Ltd. (A Shares)		74,500	99,793
Zhejiang Supor Cookware Co. Ltd.		19,300	239,007
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		51,000	168,526
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		17,600	254,646
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		72,700	157,666
Zheshang Securities Co. Ltd.		119,800	246,766
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)		210,000	1,294,683
Zhongji Innolight Co. Ltd. (A Shares)		23,900	192,606
Zhongjin Gold Co. Ltd. (A Shares)		160,300	210,234
Zhongtian Financial Group Co. Ltd. (A Shares) (b)		226,995	95,350
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		35,500	148,622
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		305,900	1,538,722
Zijin Mining Group Co. Ltd.:
(A Shares)		728,200	1,087,584
(H Shares)		3,114,000	3,470,153
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		665,500	1,287,981
(H Shares)		165,400	226,556
ZTE Corp.:
(A Shares)		92,400	462,737
(H Shares)		489,080	1,394,082

TOTAL CHINA			505,562,446

Colombia - 0.1%
Bancolombia SA		146,804	1,258,671
Bancolombia SA sponsored ADR		5,281	185,838
Ecopetrol SA		2,767,594	1,574,169
Grupo de Inversiones Suramerica SA		129,660	824,679
Interconexion Electrica SA ESP		247,210	1,597,269

TOTAL COLOMBIA			5,440,626

Czech Republic - 0.1%
CEZ A/S		90,040	2,166,341
Komercni Banka A/S (b)		42,358	1,293,654
MONETA Money Bank A/S (b)(c)		284,748	969,226

TOTAL CZECH REPUBLIC			4,429,221

Egypt - 0.1%
Commercial International Bank SAE		772,832	3,106,578
Eastern Tobacco Co.		616,823	577,167
Elsewedy Electric Co.		470,341	311,964

TOTAL EGYPT			3,995,709

Greece - 0.1%
Ff Group (b)(d)		1,035	1,507
Hellenic Telecommunications Organization SA		131,404	1,913,584
Jumbo SA		60,554	951,635
OPAP SA		113,317	1,391,660

TOTAL GREECE			4,258,386

Hong Kong - 1.1%
Beijing Enterprises Holdings Ltd.		286,500	938,587
BYD Electronic International Co. Ltd.		377,500	2,614,613
China Everbright International Ltd.		2,054,333	1,157,893
China Everbright Ltd.		550,000	708,671
China Jinmao Holdings Group Ltd.		3,116,000	1,225,783
China Merchants Holdings International Co. Ltd.		806,105	1,124,955
China Overseas Land and Investment Ltd.		2,143,500	4,832,603
China Power International Development Ltd.		2,723,000	611,101
China Resources Beer Holdings Co. Ltd.		814,878	7,199,451
China Resources Pharmaceutical Group Ltd. (c)		893,000	469,924
China Resources Power Holdings Co. Ltd.		1,073,691	1,136,943
China Taiping Insurance Group Ltd.		904,777	1,603,410
China Traditional Chinese Medicine Holdings Co. Ltd. (d)		1,554,000	861,858
CITIC Pacific Ltd.		3,262,000	2,549,604
CSPC Pharmaceutical Group Ltd.		5,023,840	5,131,888
Far East Horizon Ltd.		1,107,000	1,142,231
Fosun International Ltd.		1,433,000	2,180,943
Guangdong Investment Ltd.		1,646,000	2,891,500
Hua Hong Semiconductor Ltd. (b)(c)		253,000	1,525,522
Lenovo Group Ltd.		4,032,000	4,747,965
Shenzhen Investment Ltd.		1,746,137	578,799
Sinotruk Hong Kong Ltd.		386,000	1,204,811
Sun Art Retail Group Ltd.		1,071,500	1,112,511
Wharf Holdings Ltd.		854,000	1,887,926
Yuexiu Property Co. Ltd.		3,914,000	767,327

TOTAL HONG KONG			50,206,819

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (b)		229,408	1,730,972
OTP Bank PLC (b)		125,150	5,742,396
Richter Gedeon PLC		78,041	2,208,186

TOTAL HUNGARY			9,681,554

India - 8.4%
ACC Ltd.		41,300	909,127
Adani Green Energy Ltd. (b)		218,259	3,010,273
Adani Ports & Special Economic Zone Ltd.		284,020	1,986,893
Ambuja Cements Ltd.		384,837	1,285,343
Apollo Hospitals Enterprise Ltd.		50,507	1,775,474
Asian Paints Ltd.		214,190	7,077,001
Aurobindo Pharma Ltd.		163,517	2,031,619
Avenue Supermarts Ltd. (b)(c)		90,673	3,299,746
Axis Bank Ltd. (b)		1,265,897	11,517,474
Bajaj Auto Ltd.		38,794	2,132,871
Bajaj Finance Ltd.		151,499	9,844,628
Bajaj Finserv Ltd.		21,335	2,554,212
Balkrishna Industries Ltd.		48,061	1,047,731
Bandhan Bank Ltd. (b)(c)		404,625	1,718,518
Berger Paints India Ltd.		134,370	1,303,588
Bharat Forge Ltd.		129,240	1,035,552
Bharat Petroleum Corp. Ltd.		364,603	1,919,595
Bharti Airtel Ltd.		701,810	5,332,446
Biocon Ltd. (b)		234,547	1,196,879
Britannia Industries Ltd.		60,588	2,911,401
Cipla Ltd.		247,504	2,805,566
Coal India Ltd.		691,955	1,195,678
Colgate-Palmolive Ltd.		68,620	1,509,998
Container Corp. of India Ltd.		153,268	911,909
Dabur India Ltd.		298,444	2,107,663
Divi's Laboratories Ltd.		74,075	3,426,045
DLF Ltd.		345,755	1,212,231
Dr. Reddy's Laboratories Ltd.		65,025	4,079,589
Eicher Motors Ltd.		76,328	2,874,924
GAIL India Ltd.		889,582	1,529,847
Godrej Consumer Products Ltd.		229,708	2,347,681
Grasim Industries Ltd.		164,810	2,387,890
Havells India Ltd.		121,970	1,748,945
HCL Technologies Ltd.		606,683	7,610,599
HDFC Asset Management Co. Ltd. (c)		29,826	1,177,546
HDFC Standard Life Insurance Co. Ltd. (b)(c)		395,323	3,678,414
Hero Motocorp Ltd.		66,914	2,990,328
Hindalco Industries Ltd.		878,568	2,728,794
Hindustan Petroleum Corp. Ltd.		384,185	1,152,660
Hindustan Unilever Ltd.		460,015	14,293,549
Housing Development Finance Corp. Ltd.		951,844	31,063,611
ICICI Bank Ltd. (b)		2,852,107	21,110,189
ICICI Lombard General Insurance Co. Ltd. (b)(c)		114,252	2,062,840
ICICI Prudential Life Insurance Co. Ltd. (b)(c)		200,883	1,326,170
Indian Oil Corp. Ltd.		1,060,162	1,356,850
Indraprastha Gas Ltd.		176,564	1,249,955
Indus Towers Ltd.		186,879	593,776
Info Edge India Ltd.		39,524	2,367,317
Infosys Ltd.		1,904,409	32,313,923
InterGlobe Aviation Ltd. (b)(c)		53,695	1,140,632
Ipca Laboratories Ltd.		38,643	982,278
ITC Ltd.		1,653,760	4,613,323
JSW Steel Ltd.		472,733	2,380,210
Jubilant Foodworks Ltd.		43,759	1,555,619
Kotak Mahindra Bank Ltd. (b)		309,729	7,281,777
Larsen & Toubro Infotech Ltd. (c)		29,265	1,592,143
Larsen & Toubro Ltd.		383,936	7,033,206
Lupin Ltd. (b)		126,521	1,749,692
Mahindra & Mahindra Ltd.		451,276	4,642,829
Marico Ltd.		289,759	1,652,811
Maruti Suzuki India Ltd.		75,982	7,515,450
Motherson Sumi Systems Ltd.		701,470	1,395,527
MRF Ltd.		1,056	1,218,460
Muthoot Finance Ltd.		66,941	1,016,013
Nestle India Ltd.		18,874	4,419,303
NTPC Ltd.		2,484,411	3,033,055
Oil & Natural Gas Corp. Ltd.		1,409,156	1,707,775
Page Industries Ltd.		3,108	1,159,257
Petronet LNG Ltd.		419,681	1,365,144
PI Industries Ltd.		46,368	1,284,698
Pidilite Industries Ltd.		84,849	1,945,087
Piramal Enterprises Ltd.		50,301	905,397
Power Grid Corp. of India Ltd.		1,168,667	2,958,559
Rec Ltd.		493,982	898,334
Reliance Industries Ltd.		1,594,349	40,306,219
SBI Life Insurance Co. Ltd. (b)(c)		223,935	2,656,885
Shree Cement Ltd.		6,011	1,878,817
Shriram Transport Finance Co. Ltd.		105,941	1,877,668
Siemens India Ltd.		40,156	874,355
State Bank of India (b)		998,063	3,864,309
Sun Pharmaceutical Industries Ltd.		469,571	3,777,965
Tata Consultancy Services Ltd.		524,372	22,392,325
Tata Consumer Products Ltd. (b)		334,792	2,572,283
Tata Motors Ltd. (b)		949,383	3,398,631
Tata Steel Ltd.		377,613	3,114,815
Tech Mahindra Ltd.		351,064	4,632,349
Titan Co. Ltd.		198,517	3,869,801
Torrent Pharmaceuticals Ltd.		28,326	1,013,978
Trent Ltd.		101,099	862,450
Ultratech Cemco Ltd.		64,366	4,706,201
United Spirits Ltd. (b)		161,632	1,283,783
UPL Ltd.		277,144	2,132,594
Vedanta Ltd.		1,038,570	2,298,510
Wipro Ltd.		639,099	3,665,386
Yes Bank Ltd. (b)		5,599,373	1,210,405
Zee Entertainment Enterprises Ltd.		482,380	1,456,541

TOTAL INDIA			398,397,707

Indonesia - 1.2%
PT ACE Hardware Indonesia Tbk		3,779,300	420,222
PT Adaro Energy Tbk		8,038,700	687,558
PT Astra International Tbk		11,314,400	4,919,304
PT Bank Central Asia Tbk		5,514,000	13,283,906
PT Bank Mandiri (Persero) Tbk		10,434,400	4,881,743
PT Bank Negara Indonesia (Persero) Tbk		4,164,100	1,647,238
PT Bank Rakyat Indonesia Tbk		31,029,100	9,244,593
PT Barito Pacific Tbk (b)		15,623,700	985,529
PT Charoen Pokphand Indonesia Tbk		4,124,100	1,690,205
PT Gudang Garam Tbk (b)		269,500	724,653
PT Indah Kiat Pulp & Paper Tbk		1,525,800	1,402,909
PT Indocement Tunggal Prakarsa Tbk		817,500	779,334
PT Indofood CBP Sukses Makmur Tbk		1,307,800	848,252
PT Indofood Sukses Makmur Tbk		2,452,800	1,057,694
PT Kalbe Farma Tbk		11,798,800	1,232,020
PT Merdeka Copper Gold Tbk (b)		5,497,800	999,244
PT Perusahaan Gas Negara Tbk Series B		6,093,700	584,179
PT Sarana Menara Nusantara Tbk		12,783,300	874,695
PT Semen Gresik (Persero) Tbk		1,650,900	1,247,294
PT Surya Citra Media Tbk (b)		133,112	20,683
PT Telekomunikasi Indonesia Tbk Series B		27,684,200	6,136,697
PT Unilever Indonesia Tbk		4,276,000	2,110,570
PT United Tractors Tbk		938,100	1,527,839

TOTAL INDONESIA			57,306,361

Isle of Man - 0.0%
NEPI Rockcastle PLC		227,157	1,367,335
Korea (South) - 11.8%
Alteogen, Inc.		10,125	1,204,980
AMOREPACIFIC Corp.		17,623	3,513,916
AMOREPACIFIC Group, Inc.		15,991	842,166
BGF Retail Co. Ltd.		4,319	656,506
Celltrion Healthcare Co. Ltd. (b)		38,888	4,996,652
Celltrion Pharm, Inc. (b)		9,162	1,433,623
Celltrion, Inc. (b)		53,841	15,597,854
Cheil Worldwide, Inc.		37,944	654,798
CJ CheilJedang Corp.		4,605	1,754,066
CJ Corp.		8,914	750,013
CJ ENM Co. Ltd.		5,949	813,314
CJ Logistics Corp. (b)		5,018	753,784
Coway Co. Ltd. (b)		26,502	1,651,651
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)		20,037	438,045
Db Insurance Co. Ltd.		27,198	894,935
Doosan Bobcat, Inc.		27,584	748,553
Doosan Heavy Industries & Construction Co. Ltd. (b)		107,366	1,128,006
DuzonBizon Co. Ltd.		10,721	957,652
E-Mart Co. Ltd.		10,873	1,594,410
Fila Holdings Corp.		26,918	1,027,726
GS Engineering & Construction Corp.		33,049	1,127,352
GS Holdings Corp.		28,138	912,028
GS Retail Co. Ltd.		14,793	458,979
Hana Financial Group, Inc.		167,234	4,882,188
Hankook Tire Co. Ltd.		41,198	1,515,838
Hanmi Pharm Co. Ltd.		3,699	1,266,747
Hanon Systems		103,902	1,551,483
Hanwha Corp.		22,710	652,837
Hanwha Solutions Corp.		67,025	2,984,509
Hanwha Solutions Corp. rights 2/25/21 (b)		8,483	37,167
HLB, Inc.		24,924	2,005,705
Hotel Shilla Co.		17,212	1,245,049
Hyundai Engineering & Construction Co. Ltd.		42,999	1,547,501
Hyundai Fire & Marine Insurance Co. Ltd.		34,135	607,379
Hyundai Glovis Co. Ltd.		10,436	1,772,941
Hyundai Mobis		37,162	10,549,929
Hyundai Motor Co.		83,120	17,019,537
Hyundai Robotics Co. Ltd.		5,224	1,097,685
Hyundai Steel Co.		48,209	1,672,502
Industrial Bank of Korea		140,065	980,614
Kakao Corp.		31,946	12,596,845
Kangwon Land, Inc.		58,644	1,234,870
KB Financial Group, Inc.		220,329	7,956,528
Kia Motors Corp.		147,138	10,853,893
KMW Co. Ltd. (b)		14,284	983,439
Korea Aerospace Industries Ltd.		40,591	1,126,933
Korea Electric Power Corp. (b)		143,129	2,921,079
Korea Gas Corp.		15,295	423,953
Korea Investment Holdings Co. Ltd.		23,258	1,690,712
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)		21,585	1,814,206
Korea Zinc Co. Ltd.		4,715	1,711,648
Korean Air Lines Co. Ltd. (b)		48,253	1,238,263
Korean Air Lines Co. Ltd. rights 3/5/21 (b)		38,226	328,123
KT&G Corp.		64,945	4,657,221
Kumho Petro Chemical Co. Ltd.		10,164	2,249,296
LG Chemical Ltd.		25,680	21,055,768
LG Corp.		52,997	4,696,039
LG Display Co. Ltd. (b)		129,265	2,513,246
LG Electronics, Inc.		59,389	8,124,641
LG Household & Health Care Ltd.		5,302	7,381,337
LG Innotek Co. Ltd.		7,863	1,406,128
LG Telecom Ltd.		117,792	1,258,608
Lotte Chemical Corp.		9,526	2,223,094
Lotte Confectionery Co. Ltd.		14,022	406,847
Lotte Shopping Co. Ltd.		6,222	586,934
Meritz Securities Co. Ltd.		143,859	453,422
Mirae Asset Daewoo Co. Ltd.		160,119	1,360,107
NAVER Corp.		68,792	21,097,878
NCSOFT Corp.		9,189	7,830,110
Netmarble Corp. (b)(c)		11,932	1,402,961
NH Investment & Securities Co. Ltd.		60,497	597,727
Orion Corp./Republic of Korea		13,162	1,412,244
Ottogi Corp.		771	386,744
Pan Ocean Co., Ltd. (Korea) (b)		147,394	599,650
Pearl Abyss Corp. (b)		3,263	918,748
POSCO		41,348	9,077,833
POSCO Chemtech Co. Ltd.		16,399	1,972,179
S-Oil Corp.		24,966	1,522,440
S1 Corp.		9,293	671,389
Samsung Biologics Co. Ltd. (b)(c)		9,230	6,544,577
Samsung C&T Corp.		46,957	5,458,212
Samsung Card Co. Ltd.		15,307	406,493
Samsung Electro-Mechanics Co. Ltd.		31,220	5,694,686
Samsung Electronics Co. Ltd.		2,666,715	195,522,698
Samsung Engineering Co. Ltd. (b)		85,777	947,206
Samsung Fire & Marine Insurance Co. Ltd.		17,126	2,572,598
Samsung Heavy Industries Co. Ltd. (b)		261,210	1,450,401
Samsung Life Insurance Co. Ltd.		39,044	2,464,709
Samsung SDI Co. Ltd.		30,729	20,167,460
Samsung SDS Co. Ltd.		19,431	3,396,633
Samsung Securities Co. Ltd.		34,321	1,158,467
Seegene, Inc.		10,234	1,509,858
Shin Poong Pharmaceutical Co. (b)		16,261	1,177,712
Shinhan Financial Group Co. Ltd.		244,559	6,708,172
Shinsegae Co. Ltd.		4,046	844,733
SK Biopharmaceuticals Co. Ltd. (b)		8,703	1,128,350
SK Chemicals Co. Ltd./New		4,251	1,600,221
SK Holdings Co., Ltd.		19,640	5,461,458
SK Hynix, Inc.		305,036	33,411,341
SK Innovation Co., Ltd.		30,995	7,759,905
SK Telecom Co. Ltd.		22,066	4,813,254
Woori Financial Group, Inc.		299,561	2,357,082
Yuhan Corp.		27,318	1,604,800

TOTAL KOREA (SOUTH)			560,204,729

Kuwait - 0.5%
Agility Public Warehousing Co. KSC		621,703	1,537,832
Boubyan Bank KSC		592,055	1,122,324
Gulf Bank		849,307	617,066
Kuwait Finance House KSCP		2,360,507	5,573,852
Mabanee Co. SAKC		306,985	715,758
Mobile Telecommunication Co.		1,211,959	2,533,587
National Bank of Kuwait		3,638,701	10,490,707

TOTAL KUWAIT			22,591,126

Luxembourg - 0.1%
Globant SA (b)		20,999	4,031,808
Reinet Investments SCA		82,093	1,437,276

TOTAL LUXEMBOURG			5,469,084

Malaysia - 1.4%
AMMB Holdings Bhd		927,400	706,590
Axiata Group Bhd		1,544,441	1,272,230
CIMB Group Holdings Bhd		3,610,542	3,429,680
Dialog Group Bhd		2,220,400	1,669,763
DiGi.com Bhd		1,719,800	1,612,379
Fraser & Neave Holdings Bhd		83,100	655,755
Gamuda Bhd		977,600	798,041
Genting Bhd		1,186,400	1,168,057
Genting Malaysia Bhd		1,644,800	1,000,917
Genting Plantations Bhd		154,000	369,905
Hap Seng Consolidated Bhd		327,500	662,696
Hartalega Holdings Bhd		957,900	3,047,271
Hong Leong Bank Bhd		365,400	1,560,125
Hong Leong Credit Bhd		129,200	522,872
IHH Healthcare Bhd		1,225,500	1,549,117
IOI Corp. Bhd		1,390,500	1,451,555
IOI Properties Group Bhd		75	24
Kossan Rubber Industries Bhd		714,000	785,974
Kuala Lumpur Kepong Bhd		244,447	1,405,306
Malayan Banking Bhd		2,205,652	4,261,260
Malaysia Airports Holdings Bhd		604,006	770,976
Maxis Bhd		1,277,000	1,506,813
MISC Bhd		753,400	1,110,764
Nestle (Malaysia) Bhd		38,400	1,301,373
Petronas Chemicals Group Bhd		1,341,300	2,226,376
Petronas Dagangan Bhd		168,100	805,050
Petronas Gas Bhd		426,330	1,691,610
PPB Group Bhd		350,320	1,603,196
Press Metal Bhd		792,300	1,565,981
Public Bank Bhd		8,141,000	8,438,043
QL Resources Bhd		620,950	923,169
RHB Capital Bhd		902,789	1,138,955
Sime Darby Bhd		1,533,249	834,421
Sime Darby Plantation Bhd		1,166,149	1,399,090
Sime Darby Property Bhd		14	2
SP Setia Bhd		17	4
Supermax Corp. Bhd		835,975	1,406,216
Telekom Malaysia Bhd		636,880	1,000,418
Tenaga Nasional Bhd		1,279,600	3,054,580
Top Glove Corp. Bhd		2,723,900	4,541,518
Westports Holdings Bhd		480,400	511,001

TOTAL MALAYSIA			63,759,073

Mexico - 1.5%
Alfa SA de CV Series A		1,483,000	933,250
America Movil S.A.B. de CV Series L (a)		19,000,400	12,670,641
Arca Continental S.A.B. de CV		243,600	1,105,998
Becle S.A.B. de CV		305,100	650,862
CEMEX S.A.B. de CV unit (b)		8,447,618	4,846,285
Coca-Cola FEMSA S.A.B. de CV unit		288,235	1,250,298
Controladora Nemak S.A.B. de CV (b)		1,483,000	193,161
Fibra Uno Administracion SA de CV		1,746,400	1,950,100
Fomento Economico Mexicano S.A.B. de CV unit		1,085,200	7,395,602
Gruma S.A.B. de CV Series B		122,515	1,345,101
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (b)		212,300	2,139,674
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (b)		115,580	1,818,529
Grupo Bimbo S.A.B. de CV Series A		884,400	1,661,890
Grupo Carso SA de CV Series A1 (b)		253,300	637,482
Grupo Financiero Banorte S.A.B. de CV Series O (b)		1,448,900	7,179,120
Grupo Financiero Inbursa S.A.B. de CV Series O (b)		1,281,700	1,142,957
Grupo Mexico SA de CV Series B		1,738,207	7,448,368
Grupo Televisa SA de CV (b)		1,339,600	2,025,182
Industrias Penoles SA de CV (b)		77,420	1,158,524
Infraestructura Energetica Nova S.A.B. de CV (b)		297,600	1,086,801
Kimberly-Clark de Mexico SA de CV Series A		849,900	1,484,703
Megacable Holdings S.A.B. de CV unit		161,800	585,034
Orbia Advance Corp. S.A.B. de CV		580,855	1,251,874
Promotora y Operadora de Infraestructura S.A.B. de CV		125,675	944,509
Telesites S.A.B. de C.V. (b)		727,500	730,730
Wal-Mart de Mexico SA de CV Series V		2,929,300	8,338,195

TOTAL MEXICO			71,974,870

Netherlands - 0.3%
X5 Retail Group NV:
GDR		63,275	2,264,121
GDR (Reg. S)		4,876	172,513
Yandex NV Class A (b)		168,414	10,650,049

TOTAL NETHERLANDS			13,086,683

Pakistan - 0.0%
Habib Bank Ltd.		352,561	313,050
MCB Bank Ltd.		263,938	317,484
Oil & Gas Development Co. Ltd.		376,426	251,468

TOTAL PAKISTAN			882,002

Peru - 0.0%
Compania de Minas Buenaventura SA (b)		1,294	13,026
Compania de Minas Buenaventura SA sponsored ADR (b)		118,511	1,206,442

TOTAL PERU			1,219,468

Philippines - 0.6%
Aboitiz Equity Ventures, Inc.		1,063,470	880,693
Aboitiz Power Corp.		820,100	409,538
Altus Property Ventures, Inc. (b)		15	6
Ayala Corp.		158,425	2,538,228
Ayala Land, Inc.		4,528,140	3,552,037
Bank of the Philippine Islands (BPI)		1,015,627	1,678,976
BDO Unibank, Inc.		1,105,856	2,317,097
Globe Telecom, Inc.		18,870	762,103
GT Capital Holdings, Inc.		54,284	603,156
International Container Terminal Services, Inc.		561,170	1,383,659
JG Summit Holdings, Inc.		1,638,336	2,072,635
Jollibee Food Corp.		245,560	907,949
Manila Electric Co.		126,190	685,302
Megaworld Corp.		6,296,800	500,495
Metro Pacific Investments Corp.		7,875,500	662,027
Metropolitan Bank & Trust Co.		1,007,137	943,012
Philippine Long Distance Telephone Co.		48,705	1,330,621
PUREGOLD Price Club, Inc.		581,900	435,880
SM Investments Corp.		135,160	2,770,133
SM Prime Holdings, Inc.		5,655,500	4,153,957
Universal Robina Corp.		494,470	1,388,961

TOTAL PHILIPPINES			29,976,465

Poland - 0.6%
Allegro.eu SA (b)(c)		142,888	2,819,363
Bank Polska Kasa Opieki SA (b)		102,585	1,754,249
CD Projekt RED SA (b)		37,586	3,065,111
Cyfrowy Polsat SA		160,482	1,315,719
Dino Polska SA (b)(c)		27,404	1,933,335
KGHM Polska Miedz SA (Bearer) (b)		78,137	3,951,896
LPP SA (b)		724	1,494,627
Orange Polska SA (b)		365,482	644,123
PGE Polska Grupa Energetyczna SA (b)		469,297	824,440
Polish Oil & Gas Co. SA		969,305	1,468,120
Polski Koncern Naftowy Orlen SA		167,359	2,516,866
Powszechna Kasa Oszczednosci Bank SA (b)		488,867	3,790,145
Powszechny Zaklad Ubezpieczen SA (b)		337,773	2,704,868
Santander Bank Polska SA (b)		19,969	972,437

TOTAL POLAND			29,255,299

Qatar - 0.7%
Barwa Real Estate Co.		1,057,517	959,729
Industries Qatar QSC (b)		1,015,967	3,361,681
Masraf al Rayan		2,054,276	2,476,357
Mesaieed Petrochemical Holding Co.		2,434,031	1,356,120
Ooredoo QSC		447,945	1,024,612
Qatar Electricity & Water Co.		300,816	1,470,316
Qatar Fuel Co.		273,279	1,400,257
Qatar Gas Transport Co. Ltd. (Nakilat) (b)		1,394,304	1,263,077
Qatar International Islamic Bank QSC		419,294	1,024,704
Qatar Islamic Bank		647,076	2,949,533
Qatar National Bank SAQ		2,530,450	12,514,150
The Commercial Bank of Qatar		1,106,419	1,299,721

TOTAL QATAR			31,100,257

Russia - 2.2%
Alrosa Co. Ltd.		1,433,953	1,892,863
Gazprom OAO		4,941,216	13,886,606
Gazprom OAO sponsored ADR (Reg. S)		863,533	4,815,060
Inter Rao Ues JSC		20,260,744	1,405,375
Lukoil PJSC		209,777	14,912,695
Lukoil PJSC sponsored ADR		22,773	1,620,527
Magnit OJSC GDR (Reg. S)		199,160	2,971,467
MMC Norilsk Nickel PJSC		29,440	9,477,392
MMC Norilsk Nickel PJSC sponsored ADR		59,247	1,909,531
Mobile TeleSystems OJSC sponsored ADR		250,616	2,255,544
Moscow Exchange MICEX-RTS OAO		757,011	1,572,338
NOVATEK OAO GDR (Reg. S)		50,917	8,533,689
Novolipetsk Steel OJSC		630,082	1,751,042
Novolipetsk Steel OJSC GDR (Reg. S)		3,783	105,470
PhosAgro OJSC GDR (Reg. S)		74,814	1,173,084
Polyus PJSC		18,307	3,483,241
Polyus PJSC unit		817	77,247
Rosneft Oil Co. OJSC		504,114	3,165,367
Rosneft Oil Co. OJSC GDR (Reg. S)		150,200	930,940
Sberbank of Russia		6,028,806	20,452,080
Severstal PAO		90,950	1,516,875
Severstal PAO GDR (Reg. S)		26,165	438,264
Surgutneftegas OJSC		3,369,149	1,496,039
Surgutneftegas OJSC sponsored ADR		64,792	284,178
Tatneft PAO		681,201	4,414,125
Tatneft PAO sponsored ADR		18,698	728,474
VTB Bank OJSC		1,600,295,800	776,042
VTB Bank OJSC sponsored GDR (Reg. S)		99,110	91,379

TOTAL RUSSIA			106,136,934

Saudi Arabia - 2.3%
Abdullah Al Othaim Markets Co.		25,380	844,489
Advanced Polypropylene Co.		58,849	1,004,169
Al Rajhi Bank		685,256	13,337,161
Alinma Bank		549,367	2,393,328
Almarai Co. Ltd.		140,259	2,019,353
Arab National Bank		334,567	1,814,353
Bank Al-Jazira		224,490	810,407
Bank Albilad		205,695	1,521,859
Banque Saudi Fransi		324,541	2,911,671
Bupa Arabia for Cooperative Insurance Co. (b)		33,512	1,045,379
Dar Al Arkan Real Estate Development Co. (b)		293,933	674,744
Dr Sulaiman Alabama Habib Medical Services Group Co.		29,337	902,629
Emaar The Economic City (b)		212,785	512,858
Etihad Etisalat Co. (b)		211,720	1,620,061
Jarir Marketing Co.		32,750	1,526,302
Mobile Telecommunications Co. Saudi Arabia (b)		245,954	899,696
National Commercial Bank		822,061	9,446,458
National Industrialization Co. (b)		180,591	649,043
Rabigh Refining & Petrochemical Co. (b)		123,277	461,463
Riyad Bank		753,251	4,285,700
Sabic Agriculture-Nutrients Co.		113,949	2,819,332
Sahara International Petrochemical Co.		199,250	977,471
Samba Financial Group		548,246	4,407,075
Saudi Airlines Catering Co.		21,516	441,713
Saudi Arabian Mining Co. (b)		241,024	2,705,391
Saudi Arabian Oil Co.		1,233,491	11,428,217
Saudi Basic Industries Corp.		502,874	13,756,065
Saudi Cement Co.		41,130	723,753
Saudi Electricity Co.		466,005	2,758,235
Saudi Industrial Investment Group		122,211	840,655
Saudi Kayan Petrochemical Co. (b)		409,359	1,576,011
Saudi Telecom Co.		335,695	10,131,622
The Co. for Cooperative Insurance (b)		34,163	721,388
The Saudi British Bank		459,774	3,285,238
The Savola Group		146,313	1,538,925
Yanbu National Petrochemical Co.		140,839	2,403,204

TOTAL SAUDI ARABIA			109,195,418

Singapore - 0.0%
BOC Aviation Ltd. Class A (c)		116,400	951,077
South Africa - 3.2%
Absa Group Ltd.		402,502	3,018,333
African Rainbow Minerals Ltd.		62,403	1,124,826
Anglo American Platinum Ltd.		30,167	3,001,181
AngloGold Ashanti Ltd.		232,958	5,428,548
Aspen Pharmacare Holdings Ltd. (b)		216,930	2,047,850
Bidcorp Ltd.		187,633	3,115,804
Bidvest Group Ltd.		161,659	1,666,393
Capitec Bank Holdings Ltd. (b)		38,765	3,548,438
Clicks Group Ltd.		139,365	2,289,809
Discovery Ltd.		220,382	1,868,097
Exxaro Resources Ltd.		140,426	1,394,843
FirstRand Ltd.		2,664,200	8,367,595
Gold Fields Ltd.		493,589	4,628,078
Growthpoint Properties Ltd.		1,882,162	1,504,230
Harmony Gold Mining Co. Ltd. (b)		303,144	1,344,621
Impala Platinum Holdings Ltd.		446,511	6,029,933
Kumba Iron Ore Ltd.		35,997	1,442,098
Mr Price Group Ltd.		143,288	1,628,159
MTN Group Ltd.		948,030	3,911,148
MultiChoice Group Ltd.		247,060	2,103,941
Naspers Ltd. Class N		243,396	56,304,629
Nedbank Group Ltd.		210,314	1,697,030
Northam Platinum Ltd. (b)		199,310	2,476,110
Old Mutual Ltd.		2,633,001	2,248,984
Rand Merchant Insurance Holdings Ltd.		425,914	846,919
Remgro Ltd.		295,224	1,954,937
Sanlam Ltd.		995,823	3,794,433
Sasol Ltd. (b)		314,772	3,393,050
Shoprite Holdings Ltd.		281,223	2,599,147
Sibanye Stillwater Ltd.		1,271,226	4,825,795
Spar Group Ltd.		108,073	1,381,942
Standard Bank Group Ltd.		724,266	6,004,317
Tiger Brands Ltd.		90,336	1,187,324
Vodacom Group Ltd.		360,272	2,938,802
Woolworths Holdings Ltd.		556,447	1,648,598

TOTAL SOUTH AFRICA			152,765,942

Taiwan - 12.4%
Accton Technology Corp.		281,000	2,703,563
Acer, Inc.		1,630,994	1,575,038
Advantech Co. Ltd.		215,681	2,664,154
ASE Technology Holding Co. Ltd.		1,818,927	5,987,749
Asia Cement Corp.		1,205,153	1,720,971
ASMedia Technology, Inc.		15,000	1,020,135
ASUSTeK Computer, Inc.		395,000	4,040,109
AU Optronics Corp. (b)		4,830,000	2,539,028
Catcher Technology Co. Ltd.		383,000	2,707,294
Cathay Financial Holding Co. Ltd.		4,425,832	6,304,334
Chang Hwa Commercial Bank		2,918,269	1,724,228
Cheng Shin Rubber Industry Co. Ltd.		986,937	1,407,595
Chicony Electronics Co. Ltd.		329,766	1,018,341
China Airlines Ltd. (b)		43	17
China Development Finance Holding Corp.		7,105,800	2,262,816
China Life Insurance Co. Ltd.		1,586,334	1,285,559
China Steel Corp.		6,599,204	5,406,866
Chunghwa Telecom Co. Ltd.		2,129,000	8,214,785
Compal Electronics, Inc.		2,333,000	1,786,543
CTBC Financial Holding Co. Ltd.		9,825,826	6,664,906
Delta Electronics, Inc.		1,088,381	10,976,675
E.SUN Financial Holdings Co. Ltd.		6,330,881	5,333,933
ECLAT Textile Co. Ltd.		107,613	1,557,855
Evergreen Marine Corp. (Taiwan) (b)		1,342,908	1,495,796
Far Eastern Textile Ltd.		1,649,705	1,531,267
Far EasTone Telecommunications Co. Ltd.		900,000	1,927,814
Feng Tay Enterprise Co. Ltd.		221,686	1,424,565
First Financial Holding Co. Ltd.		5,751,025	4,147,324
Formosa Chemicals & Fibre Corp.		1,962,760	5,423,499
Formosa Petrochemical Corp.		644,000	2,048,495
Formosa Plastics Corp.		2,131,520	6,620,336
Foxconn Technology Co. Ltd.		505,587	1,350,109
Fubon Financial Holding Co. Ltd.		3,720,334	6,049,809
Giant Manufacturing Co. Ltd.		167,000	1,624,630
GlobalWafers Co. Ltd.		122,000	2,700,368
Highwealth Construction Corp.		426,500	648,634
HIWIN Technologies Corp.		147,320	2,082,708
Hon Hai Precision Industry Co. Ltd. (Foxconn)		6,972,869	27,756,056
Hotai Motor Co. Ltd.		168,000	3,400,664
Hua Nan Financial Holdings Co. Ltd.		4,679,547	2,865,097
Innolux Corp.		4,603,347	2,144,646
Inventec Corp.		1,399,865	1,161,931
Largan Precision Co. Ltd.		56,000	5,877,691
Lite-On Technology Corp.		1,184,279	2,321,121
MediaTek, Inc.		843,292	26,342,526
Mega Financial Holding Co. Ltd.		6,088,413	6,118,626
Micro-Star International Co. Ltd.		377,000	1,756,399
Nan Ya Plastics Corp.		2,875,860	6,735,083
Nanya Technology Corp.		687,000	1,959,634
Nien Made Enterprise Co. Ltd.		90,000	1,188,819
Novatek Microelectronics Corp.		323,000	4,543,287
Oneness Biotech Co. Ltd. (b)		109,000	717,950
Pegatron Corp.		1,095,000	3,064,796
Phison Electronics Corp.		84,000	1,136,554
Pou Chen Corp.		1,315,000	1,314,484
Powertech Technology, Inc.		413,000	1,436,086
President Chain Store Corp.		322,000	3,069,294
Quanta Computer, Inc.		1,619,000	4,664,357
Realtek Semiconductor Corp.		271,401	4,374,623
Ruentex Development Co. Ltd.		458,220	633,895
Shin Kong Financial Holding Co. Ltd.		6,187,094	1,778,091
Sinopac Holdings Co.		5,672,591	2,217,517
Standard Foods Corp.		231,812	467,580
Synnex Technology International Corp.		740,500	1,194,909
Taishin Financial Holdings Co. Ltd.		5,495,547	2,452,406
Taiwan Business Bank		3,137,714	1,019,357
Taiwan Cement Corp.		2,703,887	3,875,658
Taiwan Cooperative Financial Holding Co. Ltd.		5,224,322	3,571,660
Taiwan High Speed Rail Corp.		1,100,000	1,134,911
Taiwan Mobile Co. Ltd.		928,900	3,190,182
Taiwan Semiconductor Manufacturing Co. Ltd.		13,766,000	290,834,004
The Shanghai Commercial & Savings Bank Ltd.		1,882,246	2,513,156
Unified-President Enterprises Corp.		2,705,983	6,569,092
Unimicron Technology Corp.		672,000	2,075,185
United Microelectronics Corp.		6,487,000	11,619,646
Vanguard International Semiconductor Corp.		503,000	2,011,210
Walsin Technology Corp.		176,000	1,385,456
Win Semiconductors Corp.		189,000	2,793,403
Winbond Electronics Corp.		1,667,000	1,574,101
Wistron Corp.		1,587,008	1,770,519
Wiwynn Corp.		43,756	1,290,295
WPG Holding Co. Ltd.		882,200	1,354,275
Yageo Corp.		207,085	4,243,575
Yuanta Financial Holding Co. Ltd.		5,422,750	3,852,512

TOTAL TAIWAN			587,350,167

Thailand - 1.7%
Advanced Info Service PCL		36,800	211,480
Advanced Info Service PCL (For. Reg.)		617,500	3,548,613
Airports of Thailand PCL		118,600	235,773
Airports of Thailand PCL (For. Reg.)		2,305,600	4,583,468
Asset World Corp. PCL		6,095,100	936,768
B. Grimm Power PCL		61,500	104,795
B. Grimm Power PCL (For. Reg.)		477,600	813,819
Bangkok Bank PCL (For. Reg.)		316,100	1,198,709
Bangkok Commercial Asset Management PCL		23,700	16,233
Bangkok Commercial Asset Management PCL		953,300	652,945
Bangkok Dusit Medical Services PCL		400,500	276,991
Bangkok Dusit Medical Services PCL (For. Reg.)		4,905,400	3,392,642
Bangkok Expressway and Metro PCL		3,729,100	1,015,442
Bangkok Expressway and Metro PCL		294,400	80,166
Berli Jucker PCL		24,200	26,884
Berli Jucker PCL (For. Reg)		597,100	663,334
BTS Group Holdings PCL		418,500	132,136
BTS Group Holdings PCL (For. Reg.)		3,852,000	1,216,218
Bumrungrad Hospital PCL		23,000	96,442
Bumrungrad Hospital PCL (For. Reg.)		219,800	921,647
Central Pattana PCL		104,600	171,246
Central Pattana PCL (For. Reg.)		1,144,100	1,873,067
Central Retail Corp. PCL		1,328,216	1,364,605
Charoen Pokphand Foods PCL		149,400	136,022
Charoen Pokphand Foods PCL (For. Reg.)		1,962,420	1,786,700
CP ALL PCL		130,600	249,811
CP ALL PCL (For. Reg.)		3,018,000	5,772,820
Delta Electronics PCL		11,900	209,930
Delta Electronics PCL (For. Reg.)		167,000	2,946,074
Electricity Generating PCL (For. Reg.)		143,400	855,226
Energy Absolute PCL		107,100	232,593
Energy Absolute PCL (For. Reg.)		778,200	1,690,043
Global Power Synergy Public Co. Ltd.		4,400	11,504
Global Power Synergy Public Co. Ltd.		397,800	1,040,022
Gulf Energy Development PCL (For. Reg.)		1,358,300	1,520,316
Home Product Center PCL		165,900	75,938
Home Product Center PCL (For. Reg.)		3,027,006	1,385,566
Indorama Ventures PCL		65,200	76,245
Indorama Ventures PCL (For. Reg.)		966,800	1,130,571
Intouch Holdings PCL		26,900	50,331
Intouch Holdings PCL (For. Reg.)		1,184,200	2,215,677
Kasikornbank PCL		75,300	319,516
Kasikornbank PCL (For. Reg.)		905,200	3,840,976
Krung Thai Bank PCL		26,300	10,105
Krung Thai Bank PCL (For. Reg.)		1,814,270	697,097
Krungthai Card PCL		30,000	65,152
Krungthai Card PCL (For. Reg.)		401,900	872,820
Land & House PCL (For. Reg.)		4,613,900	1,202,420
Minor International PCL		283,500	234,908
Minor International PCL:
warrants 9/30/21 (b)		54,189	561
warrants 7/31/23 (b)		67,729	15,954
(For. Reg.)		1,820,540	1,508,500
Muangthai Leasing PCL		384,300	844,227
Muangthai Leasing PCL		24,700	54,261
Osotspa PCL		40,100	47,898
Osotspa PCL		344,800	411,848
PTT Exploration and Production PCL		67,600	233,765
PTT Exploration and Production PCL (For. Reg.)		756,739	2,616,856
PTT Global Chemical PCL (For. Reg.)		1,348,039	2,657,344
PTT PCL		456,700	576,025
PTT PCL (For. Reg.)		5,828,200	7,350,971
Ratchaburi Electric Generating Holding PCL (For. Reg.)		319,700	528,739
Siam Cement PCL		35,500	448,346
Siam Cement PCL (For. Reg.)		401,250	5,067,574
Siam Commercial Bank PCL		47,900	150,838
Siam Commercial Bank PCL (For. Reg.)		408,900	1,287,632
Sri Trang Gloves Thailand PCL		475,000	630,847
Srisawad Corp. PCL		24,700	55,292
Srisawad Corp. PCL:
warrants 8/29/25 (b)		14,528	8,203
(For. Reg.)		392,100	877,738
Thai Oil PCL		68,200	124,186
Thai Oil PCL (For. Reg.)		640,400	1,166,114
Thai Union Frozen Products PCL		75,000	34,581
Thai Union Frozen Products PCL (For. Reg.)		1,558,820	718,734
Total Access Communication PCL		110,200	119,663
Total Access Communication PCL (For. Reg.)		284,500	308,929
True Corp. PCL		326,000	34,855
True Corp. PCL (For. Reg.)		5,911,419	632,026

TOTAL THAILAND			80,674,313

Turkey - 0.3%
Akbank TAS (b)		1,742,096	1,518,955
Aselsan A/S		382,927	905,345
Bim Birlesik Magazalar A/S JSC		255,329	2,510,632
Eregli Demir ve Celik Fabrikalari T.A.S.		782,390	1,534,360
Ford Otomotiv Sanayi A/S		39,220	771,295
Haci Omer Sabanci Holding A/S		511,184	735,627
Koc Holding A/S		426,159	1,176,455
Turk Hava Yollari AO (b)		303,832	502,840
Turk Sise ve Cam Fabrikalari A/S		769,179	760,007
Turkcell Iletisim Hizmet A/S		676,718	1,474,172
Turkiye Garanti Bankasi A/S (b)		1,289,646	1,640,863
Turkiye Is Bankasi A/S Series C (b)		878,481	737,145
Turkiye Petrol Rafinerileri A/S (b)		70,027	951,270
Yapi ve Kredi Bankasi A/S (b)		1,646,915	641,458

TOTAL TURKEY			15,860,424

United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC		1,554,159	2,724,850
Aldar Properties PJSC		2,148,581	2,047,298
Dubai Islamic Bank Pakistan Ltd.		1,010,652	1,386,735
Emaar Malls Group PJSC (b)		1,445,473	712,279
Emaar Properties PJSC (b)		1,957,081	2,024,668
Emirates NBD Bank PJSC		1,411,772	4,535,320
Emirates Telecommunications Corp.		972,678	5,264,375
First Abu Dhabi Bank PJSC		1,526,468	6,241,931

TOTAL UNITED ARAB EMIRATES			24,937,456

United States of America - 0.4%
DouYu International Holdings Ltd. ADR (b)		53,752	705,764
Southern Copper Corp.		47,465	3,152,151
Yum China Holdings, Inc.		222,206	12,601,302

TOTAL UNITED STATES OF AMERICA			16,459,217

TOTAL COMMON STOCKS
(Cost $3,195,750,363)			4,397,348,649

Nonconvertible Preferred Stocks - 2.0%
Brazil - 1.1%
Alpargatas SA (PN)		103,800	736,848
Banco Bradesco SA (PN)		2,467,532	11,157,426
Bradespar SA (PN)		126,100	1,440,675
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		147,206	773,239
Companhia Energetica de Minas Gerais (CEMIG) (PN)		535,120	1,339,903
Companhia Paranaense de Energia-Copel (PN-B)		56,900	678,881
Gerdau SA		608,500	2,585,741
Itau Unibanco Holding SA		2,708,431	14,028,756
Itausa-Investimentos Itau SA (PN)		2,452,228	4,755,298
Lojas Americanas SA (PN)		513,466	2,260,737
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		2,638,100	12,868,898

TOTAL BRAZIL			52,626,402

Chile - 0.1%
Embotelladora Andina SA Class B		204,653	518,031
Sociedad Quimica y Minera de Chile SA (PN-B) (b)		61,077	3,087,887

TOTAL CHILE			3,605,918

Colombia - 0.0%
Bancolombia SA (PN)		226,738	2,002,458
Korea (South) - 0.8%
AMOREPACIFIC Corp.		1,035	75,146
Hyundai Motor Co.		10,351	1,045,845
Hyundai Motor Co. Series 2		24,253	2,233,621
LG Chemical Ltd.		4,200	1,755,649
LG Household & Health Care Ltd.		981	614,008
Samsung Electronics Co. Ltd.		462,122	30,205,133

TOTAL KOREA (SOUTH)			35,929,402

Russia - 0.0%
Surgutneftegas OJSC		3,851,740	2,030,800
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $94,152,639)			96,194,980
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	53,081

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 2/4/21 to 5/6/21 (Cost $9,998,836)(e)		10,000,000	9,999,168
		Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund 0.09% (f)		232,319,942	232,366,406
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)		43,321,002	43,325,334
TOTAL MONEY MARKET FUNDS
(Cost $275,691,740)			275,691,740
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,575,646,487)			4,779,287,618
NET OTHER ASSETS (LIABILITIES) - (0.5)%(h)			(25,784,208)
NET ASSETS - 100%			$4,753,503,410

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,854	March 2021	$255,539,470	$3,757,669	$3,757,669

The notional amount of futures purchased as a percentage of Net Assets is 5.4%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $156,005,310 or 3.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,999,168.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $7,864,753 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,968
Fidelity Securities Lending Cash Central Fund	35,147
Total	$80,115

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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